RELATED PARTY TRANSACTIONS, Related Parties (Details)	12 Months Ended
Dec. 31, 2022
Tencent Limited and its affiliates ("Tencent") [Member]
Related Parties [Abstract]
Relationship with the Company	A shareholder of the Company